Note 40 - Depreciation (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	€ 606	€ 712
Tangible assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	297	355
For Own Use Depreciable Assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	295	348
Investment Property [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	2	7
Assets Leased Out Under An Operating Lease [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	0	0
Other Intangible Assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	309	357
Total [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	€ 606	€ 712